General information and basis of preparation	12 Months Ended
Dec. 31, 2025
General Information About Financial Statements [Abstract]
General information and basis of preparation

1	General information and basis of preparation
General information
Super Group (SGHC) Limited ("Super Group" or the "Company") is a holding company primarily engaged, through its operating subsidiaries, in the business of online sports betting and casino games.
The Company is a limited company incorporated under the Companies (Guernsey) Law, 2008 (the "Companies Law") on March 29, 2021. The registered office is located at Kingsway House, Havilland Street, St Peter Port, Guernsey.
Super Group and its subsidiaries (together, the "Group") operate a number of interactive gaming services under licenses granted by gaming authorities in various countries. Super Group is the ultimate holding company of the Group. These interactive gaming services consist mainly of casino games of chance and sports betting. The Group is focused on the delivery of a converged interactive gaming experience allowing its customers to interact with its games under several brands on a variety of platforms. The Group also licenses the Betway brand to companies external to the Group.
These consolidated financial statements of the Group were authorized for issue in accordance with a resolution of the Board on April 17, 2026.
Basis of preparation
These consolidated financial statements have been prepared in conformity with IFRS Accounting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB").
The accounting principles set out below, unless stated otherwise, have been applied consistently for all years presented in the consolidated financial statements. Super Group’s fiscal year ends December 31. All intercompany transactions are eliminated during the preparation of the consolidated financial statements.
The Group has adopted a change in presentation currency from the Euro to the United States Dollar ("USD" or "$") on January 1, 2025. The comparative information has been re-presented retrospectively as if the new presentation currency had always been the presentation currency of the Group. Refer to note 2.3 pertaining to this change.
Foreign operations are included in accordance with the policies set out in note 2.14.
The consolidated financial statements have been prepared on a historical cost basis, unless otherwise stated. All amounts presented are rounded to the nearest million except when otherwise indicated. Due to rounding, differences may arise when individual amounts or percentages are added together.